General Information - Additional Information (Detail)	Dec. 31, 2017 Employees Facility site Center
Disclosure of general information [abstract]
Number of production facilities | Facility	23
Number of administrative and commercial sites | site	10
Number of world-class technology centers | Center	2
Number of employees | Employees	12,000